INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Property and equipment		$ 6,446	$ 6,879
Intangible assets		3,149	4,152
Investments and derivatives		57	305
Deferred tax assets		185	186
Other assets		200	179
Total non-current assets		10,037	11,701
Current assets
Inventories		112	111
Trade and other receivables		671	572
Investments and derivatives	[1]	32	90
Current income tax assets		36	73
Other assets		315	335
Cash and cash equivalents	[1]	1,498	1,669
Total current assets		2,664	2,850
Assets classified as held for sale		2,321	0
Total assets		15,022	14,551
Equity
Equity attributable to equity owners of the parent		379	163
Non-controlling interests		898	850
Total equity		1,277	1,013
Non-current liabilities
Debt and derivatives		8,616	8,832
Provisions		91	141
Deferred tax liabilities		174	127
Other liabilities		31	28
Total non-current liabilities		8,912	9,128
Current liabilities
Trade and other payables	[1]	1,850	1,946
Debt and derivatives	[1]	1,320	1,255
Provisions		105	151
Current income tax payables		212	175
Dividend payable		2	0
Other liabilities		783	883
Total current liabilities		4,272	4,410
Liabilities associated with assets held for sale		561	0
Total equity and liabilities		$ 15,022	$ 14,551

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.